5. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Provision for income taxes	$ 912	$ 912
Federal [Member]
Operating loss carryforwards	9,134,000
State [Member]
Operating loss carryforwards	3,196,000
Hong Kong operations [Member]
Operating loss carryforwards	$ 2,252,000